ADVANCE TO VENDORS, NET (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
ADVANCE TO VENDORS, NET
Less: allowance for doubtful accounts	$ (175,135)	$ (254,538)
Nonrelated Party
ADVANCE TO VENDORS, NET
Prepayment for goods	2,007,865	2,201,464
Other prepayments	4,479	64,792
Less: allowance for doubtful accounts	(175,135)	(254,538)	$ (185,816)
Advance to vendors, net	$ 1,837,209	$ 2,011,718